Share Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share Based Compensation

16. Share Based Compensation

In September 2023, the Company adopted the 2023 Equity incentive plan which allows the Company to offer incentive awards to employee, directors and consultants (collectively, “the Participants”). Under the 2023 Equity incentive plan, the Company issued 870,000 and 1,150,000 Class A Ordinary Shares as the incentive awards to the Participants with no restrictive legend affixed on March 12, 2024 and November 12, 2024, respectively. The fair values of share units are determined based on the closing price of the grant date of the Company’s ordinary shares.

No share-based compensation expense was recognized for the years ended December 31, 2025. Share-based compensation expense of $3,412,700 was immediately recognized in general and administrative expenses for the year ended December 31, 2024 with no vesting conditions, respectively. No share-based compensation expense was recognized for the year ended December 31, 2023.